Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2019
Contingent liabilities and commitments [abstract]
Contingent liabilities and commitments
18. Contingent liabilities and commitments
	As at	As at
	30.06.19	31.12.18
Contingent liabilities	£m	£m
Guarantees and letters of credit pledged as collateral security	16,836	15,805
Performance guarantees, acceptances and endorsements	5,921	4,498
Total	22,757	20,303

Commitments
Documentary credits and other short-term trade related transactions	1,273	1,741
Standby facilities, credit lines and other commitments	333,621	322,482
Total	334,894	324,223

In addition to the above, Note 19, Legal, competition and regulatory matters details out further contingent liabilities where it is not practicable to disclose an estimate of the potential financial effect on Barclays.